CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES
CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES

24.    CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES

2024 Convertible Senior Notes issued by the Company

The Company issued USD85 million of Convertible Senior Notes on May 17, 2019, which was mature on June 1, 2024 (the “2024 Notes”). The interest rate was 4.5% per annum payable semi-annually, in arrears.

Holders had the option to convert their 2024 Notes at any time prior to the close of business on the third business day immediately preceding the maturity date at a conversion rate of 52.0833 ADSs per USD1,000 principal amount of the Notes (equivalent to an initial conversion price of approximately USD19.20 per ADS).

The conversion rate was subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes were defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to the Company’s liquidation or dissolution.

The holders had the option to require the Company to repurchase the 2024 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders had the right to require the Company to repurchase for cash all or any portion of their notes on June 1, 2021 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the 2024 Notes remain outstanding, the Company or its subsidiaries should not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

During the year of 2024, all remaining 2024 Notes with the principal amount of USD55.2 million were converted into 11,994,720 ordinary shares of the Company.

Accounting for 2024 Convertible Senior Notes

The Company has RMB as its functional currency, and the 2024 Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the 2024 Notes in their entirety at fair value. According to ASC 825-10-45-5, the Company measures the financial liability at fair value with qualifying changes in fair value recognized in net income. The Company also presents separately in other comprehensive income/ (loss) the portion of the total change in the fair value of the liability that results from a change in the instrument-specific credit risk.

As of December 31, 2023, the estimated fair value of the 2024 Notes amounted to approximately RMB783 million. The Company recorded a loss from foreign exchange remeasurement of RMB60 million, a gain from foreign exchange remeasurement of RMB55 million and a gain from foreign exchange remeasurement of RMB5 million in net income for the years ended December 31, 2022, 2023 and 2024, respectively. The Company recorded a loss from change in fair value of 2024 Notes of RMB12 million, a loss from change in fair value of 2024 Notes of RMB31 million and a gain from change in fair value of 2024 Notes of RMB323 million in net income for the years ended December 31, 2022, 2023 and 2024, respectively.

The Company recorded gain from change in fair value of 2024 Notes of RMB100 million, RMB71 million and RMB0.4 million in other comprehensive income/ (loss) for the year ended December 2022, 2023 and 2024, respectively. During the year of 2023 and 2024, certain 2024 Notes with the principal amount of USD14.1 million and USD55.2 million were converted into 2,938,412 and 11,994,720 ordinary shares of the Company. Upon conversion of the 2024 Notes, accumulated gains due to changes in instrument-specific credit risk with amount of RMB53 million and RMB199 million were reclassified from other comprehensive income/ (loss) to net income for the years ended December 2023 and 2024, respectively.

2029 Convertible Notes issued by Jiangxi Jinko

On April 26, 2023, Jiangxi Jinko issued RMB10,000 million of convertible notes, which will mature on April 19, 2029 (the “2029 Notes”). Among all of the issued convertible notes, RMB5,500 million was issued to JinkoSolar Investment, the holding company of Jiangxi Jinko, and the remaining RMB4,500 million was issued to third party investors. The interest rate is 0.20% in the first year, 0.40% in the second year, 0.60% in the third year, 1.50% in the fourth year, 1.80% in the fifth year and 2.00% in the sixth year. Unless previously redeemed, converted or purchased and cancelled, Jiangxi Jinko shall redeem 2029 Notes at 108% of its principal amount on the maturity date.

Holders of the 2029 Notes have the option to convert their 2029 Notes at any time from the six months after the date of issuance closing (October 26, 2023) to the maturity date at a conversion rate of RMB13.79 per share per RMB100 principal amount of the 2029 Notes. The conversion rate is subject to change on anti-dilution and upon certain share price changes of Jiangxi Jinko.

In addition, since the first trading day on October 26, 2023, where the closing price of the Jiangxi Jinko’s shares is lower than 85% of the current conversion price in at least 15 of 30 consecutive trading days, the board of directors of Jiangxi Jinko shall have the right to propose a plan for conversion price reduction and submit for Jiangxi Jinko shareholders’ approval. Such proposal shall be effected only if it is approved by at least two-thirds of shareholders present at the meeting. The amended conversion price shall be no less than the average trading price of Jiangxi Jinko’s shares for the 20 trading days prior to the shareholders’ meeting nor the average trading price in the last trading day before the shareholders’ meeting.

Holders of the 2029 Notes have the option to require Jiangxi Jinko to repurchase the 2029 Notes for an amount equal to 100% of the principal amount and any accrued and unpaid interests, in whole or in part, if the closing price of the Jiangxi Jinko’s shares is less than 70% of the current conversion price for any 30 consecutive trading days within the fifth or sixth year upon issuance of the Notes or in the event of material change in use of the proceeds occurs. Material change in use of the proceeds was defined as a material change in the utilization of the funds raised from the issuance of the 2029 Notes as compared with the Jiangxi’s commitments in the prospectus, and if the intended use of the proceeds is deemed to be changed according to the relevant regulations of the China Securities Regulatory Commission (“CSRC”) or the Shanghai Stock Exchange (“SSE”).

Jiangxi Jinko is also entitled to call all or part of the 2029 Notes for an amount equal to 100% of the principal amount and any accrued and unpaid interests, if the closing price of the Jiangxi Jinko’s shares is not less than 120% (inclusive) of the current conversion price for at least 15 out of 30 consecutive trading days or if the principal amount of the unconverted 2029 Notes is less than RMB30 million.

Share issuance costs that are directly attributable to the issue of the 2029 Notes amounting to approximately RMB32 million.

During the year of 2023, certain 2029 Notes with the principal amount of RMB0.039 million were converted into 2,750 ordinary shares of Jiangxi Jinko, which attributed to JinkoSolar Investment and non-control interests of RMB0.023 million and RMB0.016 million, respectively.

During the year of 2024, certain 2029 Notes with the principal amount of RMB0.064 million were converted into 4,983 ordinary shares of Jiangxi Jinko, which attributed to JinkoSolar Investment and non-control interests of RMB0.05 million and RMB0.014 million, respectively.

During the year of 2025, certain 2029 Notes with the principal amount of RMB0.021 million were converted into 1,979 ordinary shares of Jiangxi Jinko, which attributed to JinkoSolar Investment and non-control interests of RMB0.009 million and RMB0.012 million, respectively.

Accounting for 2029 Notes

The conversion option is considered as indexed to the entity’s own stock and therefore does not need to be bifurcated from the debt host as a separate derivative. In addition, by considering the put and call option above are clearly and closely related to the debt host, the 2029 Notes was accounted for as a single instrument as a long-term debt at amortized cost. Related debt issuance cost was recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. Given RMB 5,500 million of the 2029 Notes were issued to JinkoSolar Investment, which were not yet issued out of the Group, related issuance costs amounted to RMB 16.9 million were recorded as deferred issuance cost as of December 31, 2023. As of December 31, 2024 and 2025, the deferred issuance cost were RMB5 million and nil, respectively.

Trust arrangement for the 2029 Notes

In order to sell the 2029 Notes held by JinkoSolar Investment in further, in April 2023, Trusts were set up by JinkoSolar Investment and a group of financial institutions (bankers and brokers, collectively “Financial Institutions”) as the trustors. The Trusts will purchase all the 2029 Notes held by JinkoSolar Investment at a minimum price of RMB105 each and sell to third parties in the market during the period from October 26, 2023 till March 26, 2024. Any excess earnings over RMB105 shall be shared between JinkoSolar Investment and the Financial Institutions based on the ratio of 81% and 19% in the form of dividends of the Trusts.

The economic substance of the transaction is that JinkoSolar Investment engages the Financial Institutions to issue the RMB5,500 million Notes to third party investors with a commission of 19% earnings over RMB105 each. Considering the factors that i) these Trusts were established to facilitate the Notes issuance, ii) JinkoSolar Investment has power over when and how many 2029 Notes to be issued to the Trusts, and iii) these Trusts have been limited and cannot conduct other activity, the Company concluded that JinkoSolar Investment is the primary beneficiary of the Trusts and shall consolidate the Trusts.

During the year ended December 31, 2023, certain 2029 Notes was sold at the market through the Trusts with an average selling price of RMB 107 each with total consideration of RMB226 million. As of December 31, 2023, in the Group’s consolidated financials, management recorded long term debt measured at amortized cost with the amount of RMB4,785 million upon market sales of these Notes. Financial liabilities due to the financials institutions were recorded at fair value with the amount of RMB668 million. Profit distributions due to the Financial Institutions with the amount of RMB1 million were recorded as liabilities and debit to “Other income, net” in the Group’s consolidated financials.

In January 2024, JinkoSolar Investment and the Financial Institutions entered into supplemental agreements, pursuant to which, the Trusts will purchase the remaining Notes held by JinkoSolar Investment at a minimum price of RMB103 each and sell to third parties in the market no later than January 31, 2025. In addition, any excess earnings over RMB103 would be shared between JinkoSolar Investment and the Financial Institutions based on the ratio of 65% and 35% in the form of dividends of the Trusts, which shall be applied retrospectively to all the transactions with the Trusts.

During the year ended December 31, 2024, certain 2029 Notes was sold at the market through the Trusts with an average selling price of RMB 102.9 each with total consideration of RMB3,680 million. As of December 31, 2024, in the Group’s consolidated financials, management recorded long term debt measured at amortized cost with the amount of RMB8,606 million upon market sales of these Notes and related issuance costs amounted to RMB 5.5 million were recorded as deferred issuance cost as of December 31, 2024 (Note 13). Financial liabilities due to the financials institutions were recorded at fair value with the amount of RMB2,706 million. Gain from change in fair value of the financial liabilities with the amount of RMB35 million were recorded in “Other income, net” in the Group’s consolidated financials for the year ended December 31, 2024.

During the year ended December 31, 2025, certain 2029 Notes was sold at the market through the Trusts with an average selling price of RMB 105.4 each with total consideration of RMB1,756 million. As of December 31, 2025, in the Group’s consolidated financials, management recorded long term debt measured at amortized cost with the amount of RMB10,595 million upon market sales of these Notes as of December 31, 2025. Financial liabilities due to the financials institutions were recorded at fair value with the amount of RMB64 million. Loss from change in fair value of the financial liabilities with the amount of RMB145 million were recorded in “Other income/(loss), net” in the Group’s consolidated financials for the year ended December 31, 2025. For the year ended December 31, 2023, 2024 and 2025, the Company settled nil, nil and RMB 2,787 million liabilities to the Financial Institutions(Note 31).